[GRAPHIC OMITTED]


                                                               SEMIANNUAL REPORT




OCTOBER 31, 2002



[GRAPHIC OMITTED]
GOODWIN


PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND





[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX CORPORATION, INC.

MESSAGE FROM THE PRESIDENT



DEAR SHAREHOLDER:

      As a firm, Phoenix Investment Partners has always encouraged investors to use a variety of styles and strategies to mitigate the pain associated with the type of volatile market that we have experienced over the last 12 months and more. A diversified portfolio can help to offer protection by spreading investment risk across a broad spectrum of investment styles and asset classes. Less overlap or redundancy in a portfolio should translate into lower volatility and greater opportunity to participate in whatever style or asset class is currently in favor. Of course, diversification itself does not guarantee against a loss, and there can be no guarantee that a diversified portfolio will outperform a non-diversified portfolio.

      We recognize that it is important for investors to succeed in reaching their personal financial goals within the context of their risk tolerance and investment horizon. Your financial advisor can show you the benefits of asset allocation to help you shape an investment plan to meet your needs. Investors' biggest challenge is adopting an investing discipline and committing to it. As always, your financial advisor can provide the insight and wisdom to help keep you on track to meet your financial goals. To learn more about the markets and investing, ask your financial advisor to share Phoenix's exclusive "Investing Perspectives" presentation.

      If you have any questions about your account, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574. To obtain current mutual fund prices and performance information, go to PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center." And, while you're there, take advantage of our new Investor Resources, including educational, tax and retirement topics.


Sincerely,

/S/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
President, Phoenix Funds

OCTOBER 31, 2002



--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND


                         INVESTMENTS AT OCTOBER 31, 2002
                                   (UNAUDITED)


                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)            VALUE
                                      -------     -------       ------------

MUNICIPAL TAX-EXEMPT BONDS--92.5%

AIRPORT REVENUE--1.5%
San Francisco Airport 6.25%, 5/1/10
(FGIC Insured) ......................... AAA       $1,000       $ 1,073,280

DEVELOPMENT REVENUE--3.8%
Los Angeles County Public Works Financing
Authority 5.50%, 10/1/12
(MBIA / IBC Insured) ................... AAA        1,500         1,666,395

SAN DIEGO REDEVELOPMENT AGENCY SERIES B
5.35%, 9/1/24 (AMBAC Insured) .......... AAA        1,000         1,038,170
                                                                -----------
                                                                  2,704,565
                                                                -----------
EDUCATION REVENUE--2.6%
California Educational Facilities Authority
(Stanford University) Series Q 5.25%,
12/1/32 ................................ AAA        1,850         1,903,743

GENERAL OBLIGATION--22.4%
California State 5.50%, 4/1/08
(MBIA Insured) ......................... AAA        1,500         1,679,940

Centinela Valley Unified High School District,
Series A 5.25%, 8/1/31 (MBIA Insured) .. AAA        2,000         2,104,660

Escondido Unified School District Series A
5.25%, 8/1/22 (FSA Insured) ............ AAA        1,125         1,166,963

Mt. Diablo Unified School District 5%,
8/1/25 (FSA Insured) ................... AAA        1,000         1,006,350

Puerto Rico Commonwealth 5.25%,
7/1/18 (MBIA / IBC Insured) ............ AAA        1,250         1,382,650

San Diego Unified School District Series A
0%, 7/1/20 (FGIC Insured) .............. AAA        2,120           843,315

San Marino Unified School District Series B
5.25%, 7/1/19 (FSA Insured) ............ AAA        1,340         1,455,146

Tahoe Truckee Unified School District
5.25%, 8/1/17 (MBIA Insured) ........... AAA        1,670         1,839,672

Walnut Valley Unified School District
Series A 0%, 8/1/19 (MBIA Insured) ..... AAA        8,480         3,080,275



                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)           VALUE
                                      -------     -------       ------------

GENERAL OBLIGATION--CONTINUED
West Contra Costa Unified School District
Series A 5.45%, 2/1/18 (MBIA Insured) .. AAA       $1,435       $ 1,599,121
                                                                -----------
                                                                 16,158,092
                                                                -----------
GENERAL REVENUE--8.1%
Anaheim Public Financing Authority Series C
6%, 9/1/16 (FSA Insured) ............... AAA        2,600         3,068,494

Orange County Recovery COP Series A
5.80%, 7/1/16 (MBIA Insured) ........... AAA        1,500         1,661,835

San Mateo County Joint Powers Authority
5.125%, 7/1/18 (MBIA Insured) .......... AAA        1,000         1,080,100
                                                                -----------
                                                                  5,810,429
                                                                -----------
MEDICAL REVENUE--2.1%
California Health Facilities Financing Authority
(San Diego Christian) Series A 6.25%,
7/1/22 .................................  A+        1,500         1,534,590

MULTIFAMILY REVENUE--2.9%
Los Angeles Community Redevelopment
Agency Series A 6.55%, 1/1/27
(AMBAC/FHA Insured) .................... AAA        2,000         2,081,460

POWER REVENUE--6.5%
Los Angeles Water and Power System
Series A-A-2 5.375%, 7/1/21
(MBIA Insured) ......................... AAA        2,000         2,095,360

Northern California Power Agency Series A
5.20%, 7/1/32 (MBIA Insured) ........... AAA        1,120         1,139,757

Sacramento Cogeneration Authority Project
6.375%, 7/1/10 ......................... BBB          500           544,305

Southern California Public Power Authority
5.50%, 7/1/20 ..........................  A           915           917,443
                                                                -----------
                                                                  4,696,865
                                                                -----------
PRE-REFUNDED--29.4%
Covina Community Redevelopment Agency
8.80%, 1/1/08(b) .......................  NR          895         1,053,952

Hayward Hospital (St. Rose Hospital) 10%,
10/1/04(b) ............................. AAA          165           183,409


                        See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND


                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)           VALUE
                                      -------     -------       ------------

PRE-REFUNDED--CONTINUED
Huntington Park Redevelopment Agency
Series A 8%, 12/1/19 (FHA/VA/PRIV MTGS
Insured)(b) ............................ AAA       $2,400       $ 3,489,096

Los Angeles Harbor Department 7.60%,
10/1/18(b) ............................. AAA        1,075         1,405,401

MSR Public Power Agency Series D 6.75%,
7/1/20 (MBIA Insured)(b) ............... AAA        3,470         4,344,093

Northern California Power Agency 7.50%,
7/1/23 , Prerefunded 7/1/21 @100
(AMBAC Insured) ........................ AAA          195           262,963

Pomona Unified School District G.O. Series C
5.60%, 8/1/12 (MBIA Insured)(b) ........ AAA        1,500         1,743,180

Riverside County Single Family Revenue
Series A 7.80%, 5/1/21 (GNMA
Collateralized)(b) ..................... AAA        4,000         5,466,960

Riverside County Single Family Revenue
Series B 8.625%, 5/1/16 (GNMA
Collateralized)(b) ..................... AAA          700         1,002,043

Sacramento Cogeneration Authority Project
6.375%, 7/1/10 , Prerefunded 7/1/05 @102 AAA          500           568,155

Torrance Hospital (Little Co. of Mary Hospital)
Series A 7.10%, 12/1/15 Prerefunded
12/1/05 @100 ........................... AAA        1,505         1,701,373
                                                                -----------
                                                                 21,220,625
                                                                -----------
WATER & SEWER REVENUE--13.2%
Delta Diablo Sanitation District COP 0%,
12/1/16 (MBIA Insured) ................. AAA        1,070           542,158

Los Angeles Wastewater System Series D
4.70%, 11/1/17 (FGIC Insured) .......... AAA        5,000         5,031,800



                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)           VALUE
                                      -------     -------       ------------

WATER & SEWER REVENUE--CONTINUED
Metropolitan Water District of Southern
California Waterworks Series A 5.25%,
7/1/11 .................................  AA       $2,000        $2,248,880

San Diego Public Facilities Financing Authority
5%, 8/1/08 (MBIA Insured) .............. AAA        1,500         1,659,315
                                                                 ----------
                                                                  9,482,153
                                                                 ----------

----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $61,282,566)                                     66,665,802
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--92.5%
(IDENTIFIED COST $61,282,566)                                     66,665,802
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--6.3%

COMMERCIAL PAPER--6.3%
Sysco Corp. 1.87%, 11/1/02 ............. A-1+       1,955         1,955,000

UBS Finance (DE), LLC. 1.89%, 11/1/02 .. A-1+       1,520         1,520,000

Wal-Mart Stores, Inc. 1.77%, 11/5/02 ... A-1+       1,065         1,064,790

----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,539,790)                                       4,539,790
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $65,822,356)                                     71,205,592(a)

Other assets and liabilities, net--1.2%                              874,118
                                                                 -----------
NET ASSETS--100.0%                                               $72,079,710
                                                                 ===========


(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,591,448 and gross depreciation of $208,212 for federal income tax purposes. At October 31, 2002, the aggregate cost of securities for federal income tax purposes was $65,822,356.
(b)Escrowed to Maturity.
   At October 31, 2002, the concentration of the Fund's investments by state or territory, determined as a percentage of net assets, is as follows:
   California 91% and Puerto Rico 2%. At October 31, 2002, 76% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA, 38%.


                        See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $65,822,356)                                  $71,205,592
Cash                                                                    1,160
Receivables
   Interest                                                         1,084,940
   Receivable from adviser                                                234
Prepaid expenses                                                        1,341
                                                                  -----------
     Total assets                                                  72,293,267
                                                                  -----------
LIABILITIES
Payables
   Fund shares repurchased                                             59,963
   Dividend distributions                                              47,444
   Investment advisory fee                                             27,991
   Professional fee                                                    23,512
   Distribution fee                                                    16,779
   Transfer agent fee                                                   9,107
   Financial agent fee                                                  8,537
   Trustees' fee                                                        5,931
Accrued expenses                                                       14,293
                                                                  -----------
     Total liabilities                                                213,557
                                                                  -----------
NET ASSETS                                                        $72,079,710
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of common stock                         $64,924,934
Distributions  in excess of net investment  income                    (99,464)
Accumulated net realized gain                                       1,871,004
Net unrealized appreciation                                         5,383,236
                                                                  -----------
NET ASSETS                                                        $72,079,710
                                                                  ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $70,165,463)                 5,357,881
Net asset value per share                                              $13.10
Offering price per share $13.10/(1-4.75%)                              $13.75

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,914,247)                    145,896
Net asset value and offering price per share                           $13.12





                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                          $1,859,633
                                                                  ----------
     Total investment income                                       1,859,633
                                                                  ----------
EXPENSES
Investment advisory fee                                              166,790
Distribution fee, Class A                                             90,336
Distribution fee, Class B                                              9,298
Financial agent fee                                                   53,272
Transfer agent                                                        27,400
Professional                                                          19,890
Trustees                                                              13,894
Registration                                                          13,029
Custodian                                                              2,076
Miscellaneous                                                         10,997
                                                                  ----------
     Total expenses                                                  406,982
     Custodian fees paid indirectly                                   (2,076)
                                                                  ----------
   Net expenses                                                      404,906
                                                                  ----------
NET INVESTMENT INCOME                                              1,454,727
                                                                  ----------
NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
Net realized  gain on securities                                   1,538,831
Net change in unrealized appreciation (depreciation) on
   investments                                                       100,520
                                                                  ----------
NET GAIN ON INVESTMENTS                                            1,639,351
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $3,094,078
                                                                  ==========


                        See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND




                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Six Months
                                                                                                  Ended
                                                                                                10/31/02     Year Ended
                                                                                               (Unaudited)     4/30/02
                                                                                              -----------   -----------
FROM OPERATIONS
   Net investment income (loss)                                                               $ 1,454,727   $ 3,139,710
   Net realized gain (loss)                                                                     1,538,831       804,286
   Net change in unrealized appreciation (depreciation)                                           100,520     1,549,640
                                                                                              -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  3,094,078     5,493,636
                                                                                              -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (1,476,028)   (3,069,849)
   Net investment income, Class B                                                                 (30,617)      (61,242)
   Net realized short-term gains, Class A                                                              --       (61,262)
   Net realized short-term gains, Class B                                                              --        (1,487)
   Net realized long-term gains, Class A                                                               --      (442,200)
   Net realized long-term gains, Class B                                                               --       (10,732)
                                                                                              -----------   -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (1,506,645)   (3,646,772)
                                                                                              -----------   -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (67,189 and 372,649 shares, respectively)                        884,358     4,837,108
   Net asset value of shares issued from reinvestment of distributions
     (55,248 and 138,593 shares, respectively)                                                    723,756     1,776,137
   Cost of shares repurchased (305,820 and 1,007,812 shares, respectively)                     (4,029,370)  (13,053,746)
                                                                                              -----------   -----------
Total                                                                                          (2,421,256)   (6,440,501)
                                                                                              -----------   -----------
CLASS B
   Proceeds from sales of shares (10,411 and 3,136 shares, respectively)                          136,636        41,015
   Net asset value of shares issued from reinvestment of distributions
     (694 and 1,999 shares, respectively)                                                           9,114        25,640
   Cost of shares repurchased (31 and 12,897 shares, respectively)                                   (419)     (169,872)
                                                                                              -----------   -----------
Total                                                                                             145,331      (103,217)
                                                                                              -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (2,275,925)   (6,543,718)
                                                                                              -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                         (688,492)   (4,696,854)

NET ASSETS
   Beginning of period                                                                         72,768,202    77,465,056
                                                                                              -----------   -----------
   END OF PERIOD [DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME OF ($99,464) AND ($47,546), RESPECTIVELY]                              $72,079,710   $72,768,202
                                                                                              ===========   ===========

                        See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                         CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                        YEAR ENDED APRIL 30,
                                                      10/31/02    ---------------------------------------------------------------
                                                     (UNAUDITED)         2002         2001        2000         1999        1998
Net asset value, beginning of period                    $12.82          $12.53       $12.13      $13.18       $13.12      $12.72
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.26            0.54         0.57        0.60         0.64        0.65
   Net realized and unrealized gain (loss)                0.29            0.38         0.50       (0.90)        0.11        0.47
                                                        ------          ------       ------      ------       ------      ------
        TOTAL FROM INVESTMENT OPERATIONS                  0.55            0.92         1.07       (0.30)        0.75        1.12
                                                        ------          ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.27)          (0.54)       (0.57)      (0.60)       (0.63)      (0.65)
   Distributions from net realized gains                    --           (0.09)       (0.10)      (0.15)       (0.06)      (0.07)
                                                        ------          ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 (0.27)          (0.63)       (0.67)      (0.75)       (0.69)      (0.72)
                                                        ------          ------       ------      ------       ------      ------
   Change in net asset value                              0.28            0.29         0.40       (1.05)        0.06        0.40
                                                        ------          ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                          $13.10          $12.82       $12.53      $12.13       $13.18      $13.12
                                                        ======          ======       ======      ======       ======      ======
Total return (1)                                          4.31%(5)       7.43%        8.92%       (2.17)%       5.92%       8.84%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $70,165         $71,037      $75,675     $77,265      $95,230    $102,312

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     1.08%(3)(4)     1.10%(2)    1.07%(2)     1.10 %       1.00%       0.96%
   Net investment income                                  3.94%(4)        4.17%        4.52%       4.84 %       4.72%       4.90%
Portfolio turnover                                          20%(5)          20%           3%         12 %         14%          9%



                                                                                         CLASS B
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                        YEAR ENDED APRIL 30,
                                                     10/31/02         -----------------------------------------------------------
                                                     (UNAUDITED)         2002         2001        2000         1999        1998
Net asset value, beginning of period                    $12.84          $12.55       $12.14      $13.20       $13.13      $12.73
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.21            0.44         0.48        0.51         0.54        0.56
   Net realized and unrealized gain (loss)                0.29            0.38         0.50       (0.91)        0.12        0.46
                                                        ------          ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.50            0.82         0.98       (0.40)        0.66        1.02
                                                        ------          ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.22)          (0.44)       (0.47)      (0.51)       (0.53)      (0.55)
   Distributions from net realized gains                    --           (0.09)       (0.10)      (0.15)       (0.06)      (0.07)
                                                        ------          ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                                 (0.22)          (0.53)       (0.57)      (0.66)       (0.59)      (0.62)
                                                        ------          ------       ------      ------       ------      ------
   Change in net asset value                              0.28            0.29         0.41       (1.06)        0.07        0.40
                                                        ------          ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                          $13.12          $12.84       $12.55      $12.14       $13.20      $13.13
                                                        ======          ======       ======      ======       ======      ======
Total return (1)                                          3.89%(5)        6.62%        8.15%      (2.98)%       5.11%       8.10%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                $1,914          $1,731       $1,790      $1,741       $1,897      $1,562

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     1.83%(3)(4)     1.85%(2)     1.82%(2)    1.85 %       1.75%       1.71%
   Net investment income                                  3.19%(4)        3.42%        3.77%       4.09 %       3.97%       4.15%
Portfolio turnover                                          20%(5)          20%           3%         12 %         14%          9%


(1) Maximum sales charge is not reflected in total return calculation.
(2) For the periods ended April 30, 2002 and 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the period ended October 31, 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would have been 1.07% and 1.82% for Class A and Class B, respectively.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") is organized as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a diversified Fund and its investment objective is to obtain a high level of current income exempt from California state and local income taxes, as well as Federal income tax, consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non- taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.


E. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of the portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. As of October 31, 2002, the Fund had no futures contracts outstanding.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $1,556 for Class A shares and deferred sales charges of $0 for Class B shares for the six months ended October 31, 2002. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 2002, $14,196 was retained by the Distributor and $85,438 was paid to unaffiliated participants.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (UNAUDITED) (CONTINUED)


   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended October 31, 2002, financial agent fees were $53,272, of which PEPCO received $22,994. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 2002, transfer agent fees were $27,400, of which PEPCO retained $5,492.

   At October 31, 2002, PNX and affiliates held 273 Class A shares and 12,175 Class B shares of the Fund with a combined value of $163,312.


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities, excluding short-term securities, for the six months ended October 31, 2002, aggregated $14,380,439 and $21,002,090, respectively. There were no purchases or sales of long-term U.S. Government securities.

4. ASSET CONCENTRATION

   The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities, than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.




   This report is not authorized for distribution to prospective investors in the Phoenix-Goodwin California Tax Exempt Bond Fund, unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

FUND MANAGEMENT


     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND                 LENGTH OF            OVERSEEN BY                    DURING PAST 5 YEARS AND
         ADDRESS                    TIME SERVED             TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (68)            Served since 1993.            28            Currently retired.

------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (73)         Served since 1993.            38            Chairman, Rittenhouse Advisors, LLC (consulting firm)
  Rittenhouse Advisors, LLC                                                 since 2001. Trustee/Director, Realty Foundation of New
  101 Park Avenue                                                           York (1972-present), Pace University (1978-present),
  New York, NY 10178                                                        New York Housing Partnership Development Corp.
                                                                            (Chairman) (1981-present), Greater New York Councils,
                                                                            Boy Scouts of America (1985-present), Academy of
                                                                            Political Science (Vice Chairman) (1985-present),
                                                                            Urstadt Biddle Property Corp. (1989-present), The
                                                                            Harlem Youth Development Foundation (1998-present).
                                                                            Chairman, Metropolitan Transportation Authority
                                                                            (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                            Consolidated Edison Company of New York, Inc.
                                                                            (1970-2002), Atlantic Mutual Insurance Company
                                                                            (1974-2002), Centennial Insurance Company (1974-2002),
                                                                            Josiah Macy, Jr., Foundation (1975-2002), Union
                                                                            Pacific Corp. (1978-2002), BlackRock Freddie Mac
                                                                            Mortgage Securities Fund (Advisory Director)
                                                                            (1990-2002), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (73)      Served since 1993.            38            Currently retired.
  The Flat, Elmore Court
  Elmore, GL05, GL2 3NT
  U.K.
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (72)      Served since 1995.            31            Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902                                                  (1984-present). Director (1989-1997), Chairman of the
  Naples, FL 34108                                                          Board (1993-1997), Phoenix Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (63)         Served since 1993.            28            Partner, Stonington Partners, Inc. (private equity
  Stonington Partners, Inc.                                                 fund) since 2001. Chairman (1995 to 2000) and Chief
  736 Market Street, Ste. 1430                                              Executive Officer (1995-1998), Carson Products Company
  Chattanooga, TN 37402                                                     (cosmetics). Director/Trustee, Evergreen Funds (6
                                                                            portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (51)    Served since 2001.            36            Managing Director, U.S. Trust Company of New York
  United States Trust                                                       (private bank) (1982-present).
  Company of NY
  114 West 47th Street
  New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES


                                                          NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND                 LENGTH OF            OVERSEEN BY                    DURING PAST 5 YEARS AND
         ADDRESS                    TIME SERVED             TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (74)        Served since 1995.            38            Vice President, W.H. Reaves and Company (investment
  W.H. Reaves and Company                                                   management) (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (56)      Served since 1988.            28            Managing Director, Northway Management Company
  Northway Management Company                                               (1998-present). Managing Director, Mullin Associates
  164 Mason Street                                                          (1993-1998).
  Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (71)   Served since 1995.            28            Director, UST Inc. (1995-present), HPSC Inc.
  200 Duke Street                                                           (1995-present), Compuware (1996-present) and WWF, Inc.
  Alexandria, VA 22314                                                      (2000-present). President, The Trust for America's
                                                                            Health (non-profit) (2001-present). Director, Duty
                                                                            Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



                                                          NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND                 LENGTH OF            OVERSEEN BY                    DURING PAST 5 YEARS AND
         ADDRESS                    TIME SERVED             TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche (68)     Served since 2002.            28            Limited Managing Director, Lazard Freres & Co. LLC
   Lazard Freres & Co. LLC                                                  (1983-present). Director, The Phoenix Companies, Inc.
   30 Rockefeller Plaza,                                                    (2001-present) and Phoenix Life Insurance Company
   59th Floor                                                               (1989-present).
   New York, NY 10020
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin (56)   Served since 1993.            49             Director, PXRE Corporation (Delaware) (1985-present),
                                                                            World Trust Fund (1991-present). Chairman (1997-2002),
   Chairman and President                                                   Director (1995-2002), Vice Chairman (1995-1997) and
                                                                            Chief Executive Officer (1995-2002), Phoenix
                                                                            Investment Partners, Ltd. Director, Executive Vice
                                                                            President and Chief Investment Officer, The Phoenix
                                                                            Companies, Inc. (2001-2002). Director (1994-2002) and
                                                                            Executive Vice President, Investments (1988-2002),
                                                                            Phoenix Life Insurance Company. Director (1983-2002)
                                                                            and Chairman (1995-2002), Phoenix Investment Counsel,
                                                                            Inc. Director (1984-2002) and President (1990-2000),
                                                                            Phoenix Equity Planning Corporation. Chairman and
                                                                            Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                            (1999-2002). Director and President, Phoenix
                                                                            Investment Management Company (2001-2002). Director
                                                                            and Executive Vice President, Phoenix Life and Annuity
                                                                            Company (1996-2002). Director and Executive Vice
                                                                            President, PHL Variable Insurance Company (1995-2002).
                                                                            Director, Phoenix National Trust Company (1996-2002).
                                                                            Director and Vice President, PM Holdings, Inc.
                                                                            (1985-2002). Director, PHL Associates, Inc.
                                                                            (1995-2002). Director (1992-2002) and President
                                                                            (1992-1994), WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates (56)          Served since 1993.            28            Chairman, IBEX Capital Markets Inc. (financial
   IBEX Capital Markets, Inc.                                               services) (1997-present). Managing Director, Wydown
   60 State Street, Ste. 950                                                Group (consulting firm) (1994-present). Director,
   Boston, MA 02109                                                         Investors Financial Service Corporation
                                                                            (1995-present), Investors Bank & Trust Corporation
                                                                            (1995-present), Plymouth Rubber Co. (1995-present),
                                                                            Stifel Financial (1996-present), Connecticut River
                                                                            Bancorp (1998-present), Connecticut River Bank
                                                                            (1998-present), 1Mind, Inc. (1999-present) and
                                                                            1Mind.com (2000-present). Director and Treasurer,
                                                                            Endowment for Health, Inc. (2000-present). Chairman,
                                                                            Emerson Investment Management, Inc. (2000-present).
                                                                            Member, Chief Executives Organization (1996-present).
                                                                            Vice Chairman, Massachusetts Housing Partnership
                                                                            (1998-1999). Director, Blue Cross and Blue Shield of
                                                                            New Hampshire (1994-1999), AIB Govett Funds
                                                                            (1991-2000) and Command Systems, Inc. (1998-2000).
                                                                            Director, Phoenix Investment Partners, Ltd.
                                                                            (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------



  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd., and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, IBEX Capital Markets, Inc. and Phoenix and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                  POSITION(S) HELD WITH
    NAME, (AGE), AND               TRUST AND LENGTH OF                         PRINCIPAL OCCUPATION(S)
         ADDRESS                      TIME SERVED                                DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (58)         Executive Vice President      Executive Vice President and Chief Financial Officer (1999-present),
                                since 1993.                   Senior Vice President and Chief Financial Officer (1995-1999),
                                                              Phoenix Investment Partners, Ltd. Director (1998-present), Senior
                                                              Vice President, Finance (1990-present), Chief Financial Officer
                                                              (1996-present), and Treasurer (1998-present), Phoenix Equity
                                                              Planning Corporation. Director (1998-present), Senior Vice President
                                                              (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                              (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                              President and Chief Financial Officer, Duff & Phelps Investment
                                                              Management Co. (1996-present). Vice President, Phoenix Fund Complex
                                                              (1990-present).
-----------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (50)           Executive Vice President      President, Private Client Group (1999-present), Executive Vice
                                since 1998.                   President, Retail Division (1997-1999), Phoenix Investment Partners,
                                                              Ltd. President, Private Client Group, Phoenix Equity Planning
                                                              Corporation (2000-present). Executive Vice President, Phoenix Fund
                                                              Complex (1998-present).
-----------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen (54)       Vice President since 1999.    Vice President and Compliance Officer, Phoenix Investment Partners,
                                                              Ltd. (1999-present) and Phoenix Investment Counsel, Inc.
                                                              (1999-present). Vice President, Phoenix Fund Complex (1999-present).
                                                              Compliance Officer (2000-present) and Associate Compliance Officer
                                                              (1999), PXP Securities Corp. Vice President, Risk Management
                                                              Liaison, Bank of America (1996-1999). Vice President, Securities
                                                              Compliance, The Prudential Insurance Company of America (1993-1996).
                                                              Branch Chief/Financial Analyst, Securities and Exchange Commission,
                                                              Division of Investment Management (1972-1993).
-----------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (50)         Treasurer since 1994.         Vice President, Fund Accounting (1994-present) and Treasurer
                                                              (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                              Phoenix Fund Complex (1994-present).
-----------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth (44)         Secretary since 2002.         Vice President and Insurance and Investment Products Counsel
  One American Row                                            (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.


OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480


PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------
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[GRAPHIC OMITTED]
                                                                 --------------
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                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 LOUISVILLE, KY
                                                                 PERMIT NO. 1051
                                                                 --------------



PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.




For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.






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PXP 680 (12/02)